Interest And Marketable Securities Income (Tables)	12 Months Ended
Dec. 31, 2012
Interest And Marketable Securities Income [Abstract]
Schedule Of Interest And Marketable Securities Income

	Year ended December 31
	2010	2011	2012

Interest on deposits, net	$61	$32	$111
Interest on trade securities	36	27	6
Discount accretion and premium amortization
of held- to- maturity securities, net	15	-	-
Discount accretion and premium amortization
of available- for- sale securities, net	422	325	495
Profits (loss) from trading securities, net	164	(158)	59
Other	(17)	174	$68

	$681	$400	$739